Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2024 were as follows:

	Hotel Business	Da Niang Business	Total
	RMB	RMB	RMB
Balance as of January 1, 2023	29,583,468	147,499,000	177,082,468
Balance as of December 31, 2023	29,583,468	147,499,000	177,082,468
Impairment	—	(81,008,000)	(81,008,000)
Balance as of December 31, 2024	29,583,468	66,491,000	96,074,468
Balance as of December 31, 2024 (USD)	4,052,918	9,109,230	13,162,148